Liabilities for Employee Benefits, Net (Details) - Schedule of Changes in the Present Value of Defined Benefit Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Present value of defined benefit obligation [member]
Schedule of Changes in the Present Value of Defined Benefit Liabilities [Line Items]
Balance at beginning of year	$ 226	$ 288
Current service cost	6	8
Interest cost	12	8
Benefits paid		(9)
Expenses in respect of exchange rate differences	(8)	(33)
Net actuarial gain (loss)	(2)	(36)
Balance at end of year	234	226
Plan assets [member]
Schedule of Changes in the Present Value of Defined Benefit Liabilities [Line Items]
Benefits paid		(9)
Income from exchange rate differences	(8)	(30)
Net actuarial gain (loss)	8	(20)
Balance at end of year	204	194
Actual return on plan assets	(10)	(14)
Balance at beginning of year	194	239
Expected return on plan assets	10	7
Employer contributions		$ 7